Cover	12 Months Ended
Mar. 31, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-43046
Entity Registrant Name	Green Circle Decarbonize Technology Limited
Entity Central Index Key	0001926293
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 1809
Entity Address, Address Line Two	Prosperity Place
Entity Address, Address Line Three	6 Shing Yip St.
Entity Address, City or Town	Kwun Tong
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
Title of 12(b) Security	Ordinary shares, par value US$0.001 per share
Trading Symbol	GCDT
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	12,875,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6413
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial position of Green Circle Decarbonize Technology Limited (the “Company”) as of March 31, 2026, and the related consolidated statements of loss and comprehensive loss, changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended March 31, 2026, and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026, and the results of its operations and its cash flows for each of the years in the three-year period ended March 31, 2026 in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.
Auditor Name	ZH CPA, LLC
Auditor Location	Denver, Colorado
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 1809
Entity Address, Address Line Two	Prosperity Place
Entity Address, Address Line Three	6 Shing Yip St.
Entity Address, City or Town	Kwun Tong
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
City Area Code	+852
Local Phone Number	2882 1222
Contact Personnel Name	Chan Kam Biu Richard